18. INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets Tables Abstract
Schedule of changes in intangible assets and goodwill
	Weighted average amortization rate (p.a.)	12.31.17	Additions	Disposals	Transfers	Restatement by Hyperinflation (1)	Exchange rate variation	Transfer - held for sale (2)	12.31.18
Cost
Non-compete agreement	-	62.0	33.7	-	-	9.1	(0.1)	(14.7)	90.0
Goodwill	-	4,192.2	-	-	-	324.0	116.8	(1,937.9)	2,695.1
AKF	-	131.5	-	-	-	-	22.5	-	154.0
Alimentos Calchaquí	-	157.9	-	-	-	0.8	(65.3)	(93.4)	-
Ava	-	49.4	-	-	-	-	-	-	49.4
Avex	-	16.1	-	-	-	20.7	(6.6)	(30.0)	0.2
Banvit Bandirma Vitaminli	-	193.8	-	-	-	-	(31.5)	-	162.3
BRF AFC	-	131.9	-	-	-	-	21.6	-	153.5
BRF Holland B.V.	-	26.0	-	-	-	-	3.1	(29.1)	-
BRF Invicta	-	131.9	-	-	-	-	14.5	(146.4)	-
Dánica	-	4.1	-	-	-	5.7	(1.7)	(8.1)	-
Eclipse Holding Cooperatief	-	1.4	-	-	-	94.2	(0.5)	(94.9)	0.2
Eleva Alimentos	-	808.1	-	-	-	-	-	(111.5)	696.6
Federal Foods LLC	-	63.9	-	-	-	-	10.9	-	74.8
Federal Foods Qatar L.L.C	-	313.2	-	-	-	-	53.6	-	366.8
GFS Group	-	771.6	-	-	-	-	130.3	(902.0)	(0.1)
GQFE - Golden Quality Foods Europe	-	2.8	-	-	-	-	0.3	(3.1)	-
Incubatório Paraíso	-	0.7	-	-	-	-	-	-	0.7
Invicta Food Group	-	0.7	-	-	-	-	0.1	(0.8)	-
Paraíso Agroindustrial	-	16.8	-	-	-	-	-	-	16.8
Perdigão Mato Grosso	-	7.6	-	-	-	-	-	-	7.6
Quickfood	-	97.1	-	-	-	202.6	(40.2)	(259.5)	-
Sadia	-	1,214.0	-	-	-	-	-	(201.4)	1,012.6
Universal Meats Ltd.	-	52.0	-	-	-	-	5.7	(57.7)	-
Import quotas	-	111.8	-	-	-	-	12.3	(124.0)	0.1
Outgrowers relationship	-	15.0	-	-	-	-	-	-	15.0
Trademarks	-	1,649.9	-	-	-	250.7	(140.2)	(424.3)	1,336.1
Patents	-	6.8	-	-	(0.1)	-	(0.2)	(0.6)	5.9
Customer relationship	-	1,220.8	-	-	-	149.1	19.3	(493.1)	896.1
Supplier relationship	-	2.1	-	-	-	-	0.4	(2.4)	0.1
Software	-	516.3	2.0	(121.9)	121.8	30.5	(2.4)	(54.5)	491.8
		7,776.9	35.7	(121.9)	121.7	763.4	5.9	(3,051.5)	5,530.2

Amortization
Non-compete agreement	32.70%	(23.4)	(26.8)	-	-	(5.8)	0.9	9.4	(45.7)
Import quotas	89.94%	(93.1)	(14.4)	-	-	-	(11.3)	118.8	-
Outgrowers relationship	13.24%	(9.6)	(2.0)	-	-	-	-	-	(11.6)
Patents	19.98%	(4.9)	(0.8)	-	-	(0.9)	0.2	1.3	(5.1)
Customer relationship	9.50%	(154.5)	(99.7)	-	-	(55.6)	(11.8)	149.1	(172.5)
Supplier relationship	5.00%	(0.1)	(0.1)	-	-	-	-	0.2	-
Software	19.68%	(293.7)	(127.4)	121.9	0.3	(27.0)	3.6	46.4	(275.9)
		(579.3)	(271.2)	121.9	0.3	(89.3)	(18.4)	325.2	(510.8)
		7,197.6	(235.5)	-	122.0	674.1	(12.5)	(2,726.3)	5,019.4

	Weighted average amortization rate (p.a.)	12.31.16	Additions	Disposals	Business combination	Transfers	Exchange rate variation	12.31.17
Cost
Non-compete agreement	-	51.0	11.5	-	0.5	-	(1.0)	62.0
Goodwill	-	4,343.5	-	-	(203.6)	-	52.4	4,192.3
AKF	-	129.5	-	-	(2.1)	-	4.1	131.5
Alimentos Calchaquí	-	342.0	-	-	(152.3)	-	(31.8)	157.9
Ava	-	49.4	-	-	-	-	-	49.4
Avex	-	18.8	-	-	-	-	(2.7)	16.1
Banvit Bandirma Vitaminli	-	-	-	-	203.8	-	(10.0)	193.8
BRF AFC	-	162.7	-	-	(33.4)	-	2.6	131.9
BRF Holland B.V.	-	22.5	-	-	-	-	3.5	26.0
BRF Invicta	-	119.0	-	-	-	-	12.9	131.9
Dánica	-	4.8	-	-	-	-	(0.7)	4.1
Eclipse Holding Cooperatief	-	209.9	-	-	(202.1)	-	(6.4)	1.4
Eleva Alimentos	-	808.1	-	-	-	-	-	808.1
Federal Foods LLC	-	70.5	-	-	(7.3)	-	0.7	63.9
Federal Foods Qatar L.L.C	-	308.4	-	-	-	-	4.8	313.2
GFS Group	-	684.5	-	-	-	-	87.1	771.6
GQFE - Golden Quality Foods Europe	-	2.4	-	-	-	-	0.4	2.8
Incubatório Paraíso	-	0.7	-	-	-	-	-	0.7
Invicta Food Group	-	0.6	-	-	-	-	0.1	0.7
Paraíso Agroindustrial	-	16.8	-	-	-	-	-	16.8
Perdigão Mato Grosso	-	7.6	-	-	-	-	-	7.6
Quickfood	-	113.8	-	-	-	-	(16.7)	97.1
Sadia	-	1,214.0	-	-	-	-	-	1,214.0
Universal Meats Ltd.	-	57.6	-	-	(10.2)	-	4.6	52.0
Import quotas	-	58.2	-	-	42.2	-	11.4	111.8
Outgrowers relationship	-	14.7	0.3	-	-	-	-	15.0
Trademarks	-	1,313.2	-	-	386.9	-	(50.2)	1,649.9
Patents	-	6.9	-	-	-	-	(0.1)	6.8
Customer relationship	-	815.2	-	-	403.5	10.6	(8.5)	1,220.8
Supplier relationship	-	14.6	-	(2.0)	-	(10.6)	0.1	2.1
Software	-	504.3	40.3	(176.9)	2.7	146.3	(0.4)	516.3
		7,121.6	52.1	(178.9)	632.2	146.3	3.7	7,777.0

Amortization
Non-compete agreement	27.59%	(7.6)	(16.1)	-	-	-	0.3	(23.4)
Import quotas	73.63%	(21.7)	(63.5)	-	-	-	(7.9)	(93.1)
Outgrowers relationship	13.15%	(7.7)	(1.9)	-	-	-	-	(9.6)
Patents	27.42%	(3.9)	(1.1)	-	-	-	0.1	(4.9)
Customer relationship	7.59%	(81.3)	(72.2)	-	0.2	-	(1.2)	(154.5)
Supplier relationship	5.00%	(2.0)	(0.1)	2.0	-	-	-	(0.1)
Software	19.93%	(324.8)	(145.0)	175.5	-	-	0.6	(293.7)
		(449.0)	(299.9)	177.5	0.2	-	(8.1)	(579.3)
		6,672.6	(247.8)	(1.4)	632.4	146.3	(4.4)	7,197.7

Schedule of pre tax rates
	2019	2020	2021	2022	2023
GDP Brazil	2.57%	3.05%	3.07%	2.67%	2.63%
GDP Halal	3.30%	3.20%	3.20%	3.20%	3.20%
Inflation Brazil	4.09%	4.23%	4.00%	4.00%	4.00%
Exchange rate - BRL / USD	3.68	3.71	3.75	3.80	3.84
Exchange rate - EUR / USD	0.85	0.84	0.82	0.81	0.80

Schedule of variations in the EBIT margin and WACC
		Variations
Apreciation (devaluation)	1.0%	0.0%	-1.0%
BRAZIL
Discount rate	11.22%	10.22%	9.22%
Ebit Margin	10.32%	9.32%	8.32%

INTERNATIONAL
Discount rate	10.33%	9.33%	8.33%
Ebit Margin	11.05%	10.05%	9.05%

HALAL
Discount rate	11.17%	10.17%	9.17%
Ebit Margin	11.42%	10.42%	9.42%